Leases (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Related Party Transaction [Line Items]
Operating lease assets	$ 206,131		$ 206,131		$ 218,952
Revenues	410,166	$ 327,558	767,173	$ 631,670
Operating Leases [Member]
Related Party Transaction [Line Items]
Operating lease liabilities, including current portion	201,802		201,802		214,996
Operating lease assets	206,131		206,131		$ 218,952
Time charter and voyage revenues	9,741	9,741	19,375	19,374
Sublease income	$ 30,147	17,169	$ 63,511	33,284
Lessee, operating lease, remaining lease term	6 years 9 months 18 days		6 years 9 months 18 days
Finance Leases [Member]
Related Party Transaction [Line Items]
Sublease income	$ 15,920	16,777	$ 32,323	32,313
Lessee, finance lease, remaining lease term	10 years 1 month 6 days		10 years 1 month 6 days
Bareboat charter-in contract [Member] | Navios Libra and Navios Celeste [Member]
Related Party Transaction [Line Items]
Incremental borrowing rates	7.00%		7.00%
Bareboat charter-in contract [Member] | Navios Amitie and Navios Star [Member]
Related Party Transaction [Line Items]
Incremental borrowing rates	5.00%		5.00%
Bareboat charter-in contract [Member] | Nave Allegro and Nave Tempo [Member]
Related Party Transaction [Line Items]
Incremental borrowing rates	6.00%		6.00%
Bareboat charter-in contract [Member] | Nave Electron [Member]
Related Party Transaction [Line Items]
Incremental borrowing rates	4.00%		4.00%
Bareboat Charter Out Contract [Member]
Related Party Transaction [Line Items]
Lease term	3 years		3 years
Revenues	$ 3,700	$ 8,970	$ 7,120	$ 17,235
Bareboat Charter Out Contract [Member] | Nave Allegro and Nave Tempo [Member]
Related Party Transaction [Line Items]
Lessor, operating lease, description			bareboat charter-out agreements for a firm charter period of ten years for two VLCCs and an extra optional period of five years, for both vessels, and for a firm period of up to two-years, extended in direct continuation of previous bareboat charter-out agreement for an additional period of five years for a third VLCC.